Pro Forma Financial Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition, Pro Forma Revenue	$ 2,817	$ 2,972
Business Acquisition, Pro Forma Net Income (Loss)	$ 228	$ 330
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 0.47	$ 1.09
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ 0.45	$ 1.03